Short-Term and Long-Term Debts - Schedule of the Company's Outstanding Short-Term Loans (Details) - CNY (¥)	Jun. 30, 2025	Dec. 31, 2024
Guaranteed by Mr. Jianping Kong, the principal shareholder, chairman and chief executive officer, Mr. Qifeng Sun, the principal shareholder and vice chairman, and two subsidiaries within the Company's organizational structure [Member]
Short-Term Debt [Line Items]
Outstanding short-term loans	¥ 18,000,000	¥ 18,000,000
Guaranteed by Mr. Jianping Kong and one subsidiary within the Company's organizational structure [Member]
Short-Term Debt [Line Items]
Outstanding short-term loans	5,000,000
Guaranteed by the Mr. Jianping Kong, one subsidiary within the Company's organizational structure, and a third party financial institution [Member]
Short-Term Debt [Line Items]
Outstanding short-term loans	¥ 10,000,000